Other income, net	12 Months Ended
Mar. 31, 2019
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Other income, net

23. Other income, net

Other income, net consists of the following:

	Year ended March 31,
	2019	2018	2017
Interest income	$2,556	$3,693	$2,083
Dividend income	32	3,570	4,131
Net gain arising on financial assets designated as FVTPL	7,947	3	6
Others, net	4,059	3,964	2,469

Total	$14,594	$11,230	$8,689